Investment Securities (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014 securities	Dec. 31, 2013 securities
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions [Abstract]
Number of securities, less than 12 months	0	241
Number of securities, 12 months or more	15	11
Number of securities, total	15	252
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Estimated Fair Value, Less than 12 months	$ 0	$ 1,759,000,000
Estimated Fair Value, 12 months or more	105,000,000	123,000,000
Estimated Fair Value, Total	105,000,000	1,882,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	0	(67,000,000)
Gross Unrealized Losses, 12 months or more	(3,000,000)	(17,000,000)
Gross Unrealized Losses, Total	(3,000,000)	(84,000,000)
Ratio Of Fair Value To Amortized Cost Between Ninety And One Hundred Percent [Member]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions [Abstract]
Number of securities, less than 12 months	0	228
Number of securities, 12 months or more	15	6
Number of securities, total	15	234
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Estimated Fair Value, Less than 12 months	0	1,665,000,000
Estimated Fair Value, 12 months or more	105,000,000	24,000,000
Estimated Fair Value, Total	105,000,000	1,689,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	0	(53,000,000)
Gross Unrealized Losses, 12 months or more	(3,000,000)	(2,000,000)
Gross Unrealized Losses, Total	(3,000,000)	(55,000,000)
Ratio Of Fair Value To Amortized Cost Less Than Ninety Percent [Member]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions [Abstract]
Number of securities, less than 12 months	0	13
Number of securities, 12 months or more	0	5
Number of securities, total	0	18
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Estimated Fair Value, Less than 12 months	0	94,000,000
Estimated Fair Value, 12 months or more	0	99,000,000
Estimated Fair Value, Total	0	193,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	0	(14,000,000)
Gross Unrealized Losses, 12 months or more	0	(15,000,000)
Gross Unrealized Losses, Total	$ 0	$ (29,000,000)